Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	4.64800%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,442,382.73

Principal:
Principal Collections	$35,666,193.14
Prepayments in Full	$18,567,624.58
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$54,233,817.72
Collections	$61,676,200.45

Purchase Amounts:
Purchase Amounts Related to Principal	$431,558.13
Purchase Amounts Related to Interest	$1,753.34
Sub Total	$433,311.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$62,109,511.92

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$62,109,511.92
Servicing Fee	$1,371,450.83	$1,371,450.83	$0.00	$0.00	$60,738,061.09
Interest - Class A-1 Notes	$686,038.70	$686,038.70	$0.00	$0.00	$60,052,022.39
Interest - Class A-2a Notes	$665,527.78	$665,527.78	$0.00	$0.00	$59,386,494.61
Interest - Class A-2b Notes	$533,306.36	$533,306.36	$0.00	$0.00	$58,853,188.25
Interest - Class A-3 Notes	$1,119,302.67	$1,119,302.67	$0.00	$0.00	$57,733,885.58
Interest - Class A-4 Notes	$197,631.67	$197,631.67	$0.00	$0.00	$57,536,253.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,536,253.91
Interest - Class B Notes	$106,003.53	$106,003.53	$0.00	$0.00	$57,430,250.38
Second Priority Principal Payment	$20,508,631.97	$20,508,631.97	$0.00	$0.00	$36,921,618.41
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$36,921,618.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,921,618.41
Regular Principal Payment	$299,891,368.03	$36,921,618.41	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$62,109,511.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$20,508,631.97
Regular Principal Payment					$36,921,618.41
Total					$57,430,250.38

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$57,430,250.38	$179.25	$686,038.70	$2.14	$58,116,289.08	$181.39
Class A-2a Notes	$0.00	$0.00	$665,527.78	$2.05	$665,527.78	$2.05
Class A-2b Notes	$0.00	$0.00	$533,306.36	$2.45	$533,306.36	$2.45
Class A-3 Notes	$0.00	$0.00	$1,119,302.67	$2.06	$1,119,302.67	$2.06
Class A-4 Notes	$0.00	$0.00	$197,631.67	$2.08	$197,631.67	$2.08
Class B Notes	$0.00	$0.00	$106,003.53	$2.24	$106,003.53	$2.24
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$57,430,250.38	$36.37	$3,307,810.71	$2.09	$60,738,061.09	$38.46

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$320,400,000.00	1.0000000	$262,969,749.62	0.8207545
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$217,400,000.00	1.0000000	$217,400,000.00	1.0000000
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,521,509,749.62	0.9636273

Pool Information
Weighted Average APR	5.212%	5.219%
Weighted Average Remaining Term	55.32	54.58
Number of Receivables Outstanding	43,700	43,009
Pool Balance	$1,645,740,999.46	$1,591,075,176.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,948,593.32	$1,526,861,368.03
Pool Factor	1.0000000	0.9667835

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$64,213,808.88
Targeted Overcollateralization Amount	$95,792,780.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,565,427.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$446.70
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$446.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		42	$446.70
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$446.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$10.64
Average Net Loss for Receivables that have experienced a Realized Loss			$10.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.31%	130	$4,923,471.94
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.31%	130	$4,923,471.94

Repossession Inventory:
Repossessed in the Current Collection Period		1	$47,470.98
Total Repossessed Inventory		1	$47,470.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	84	$4,093,495.11
2 Months Extended	92	$4,656,203.83
3+ Months Extended	12	$518,367.11

Total Receivables Extended	188	$9,268,066.05
IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	91.6%
Class B Notes	47.4	2.9
Class C Notes	26.6	1.6
Residual Interest	62.9	3.8

Total	$1,636.9	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest according to the Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer